ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Salary and welfare payable	$ 158,906	¥ 1,033,889	¥ 658,190
Accrual for purchase of property and equipment	18,710	121,735	115,286
Accrued expenses	41,676	271,156	141,361
Payable for business acquisitions (Note 4)	4,073	26,497	11,368
Payable for repurchases of preferred shares (Note 20)			97,118
Others	59,631	387,996	202,288
Total	$ 282,996	¥ 1,841,273	¥ 1,225,611